Bonds Payable - Major Terms of Overseas Unsecured Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Issuance period one [member] | Overseas [member]
Bonds Payable [Line Items]
Overseas unsecured bonds	$ 350.0
Issuance period two [member] | Overseas [member]
Bonds Payable [Line Items]
Overseas unsecured bonds	$ 1,150.0
Overseas unsecured bonds [member] | Issuance period one [member]
Bonds Payable [Line Items]
Issuance starting period	2013-04
Issuance ending period	2016-04
Repayment and Interest Payment	Bullet repayment; interest payable semi-annually
Coupon Rate	0.95%
Overseas unsecured bonds [member] | Issuance period two [member]
Bonds Payable [Line Items]
Issuance starting period	2013-04
Issuance ending period	2018-04
Repayment and Interest Payment	Bullet repayment; interest payable semi-annually
Coupon Rate	1.625%